RECEIVABLES	12 Months Ended
Dec. 31, 2024
Schedule Of Amounts Receivable
RECEIVABLES

4. RECEIVABLES

As at	December 31, 2024	December 31, 2023
Trade accounts receivable	$674,998	$610,443
Sales tax receivable	54,592	39,169
	$729,590	$649,612
Current portion	$573,390	$649,612
Long term portion	156,200	-
	$729,590	$649,612

Provision for doubtful accounts

Balance at December 31, 2022	73,257
Increase during the year	216,238
Balance at December 31, 2023	289,495
Increase during the year	140,011
Balance at December 31, 2024	$429,506

During the year ended December 31, 2024 the Company recorded a provision for doubtful accounts of $140,011 (2023 - $216,238).

The long-term receivable represents a refundable deposit that the Company has asked to have returned. The agreement allows for a two-year repayment term once the request has been made. Funds were requested in April of 2024.

The Company applies a direct customer analysis approach to measure expected credit losses. The Company assesses collectability of receivables of each customer on an individual basis using quantitative and qualitative information available to management. The historical loss rates are adjusted to reflect the current and forward-looking information on economic factors affecting the ability of the customers to make regular monthly payments on the receivables.

Receivables are written off when there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include business closure and/or the failure to make monthly contractual payments.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2024

Expressed in Canadian Dollars